Investment Objectives and Goals	12 Months Ended
Jul. 31, 2025
Conservative Allocation Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objectives of the Fund are long-term capital appreciation, capital preservation and current income.
Core Plus Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objectives of the Fund are current income and capital preservation. A secondary investment objective is long-term capital appreciation.
Large Cap Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is capital appreciation.
Multi Cap Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is capital appreciation.
Nebraska Tax-Free Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is current income that is exempt from both federal and Nebraska personal income taxes, consistent with the preservation of capital.
Partners III Opportunity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is capital appreciation.
Short Duration Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is current income consistent with the preservation of capital.
Ultra Short Government Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is current income consistent with the preservation of capital and maintenance of liquidity.